Deferred Taxation (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of temporary difference, unused tax losses and unused tax credits [abstract]
Disclosure of Detailed Information about Unrecognized Tax Losses Explanatory
The major deferred tax assets (liabilities) recognized and
mo
vements thereon during the years ended December 31, 2020, 2021 and 2022 are as follows:

	Accelerated tax depreciation	Accrual	Total
	US$	US$	US$
As of January 1, 2020	(55)	233	178
Credit (charge) to profit or loss (Note 10)	9	(187)	(178)

As of December 31, 2020	(46)	46	—
Credit (charge) to profit or loss (Note 10)	14	(14)	—

As of December 31, 2021	(32)	32	—
(Charge) credit to profit or loss (Note 10)	(19)	19	—

As of December 31, 2022	(51)	51	—

Summary of Unrecognized Tax Losses will be Carried Forward and Expire in Years

	As of December 31,
	2021	2022
	US$	US$
2023	612	612
2024	2,364	2,364
2025	4,634	4,634
2026	7,025	7,025
2027	—	15,757
Indefinite	18,500	33,086

	33,135	63,478